Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 6, 2012
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 6, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 6, 2012
Prospectus Date	rr_ProspectusDate	Dec 29, 2011

Allianz Global Investors Solutions 2050 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions 2050 Fund (the “Fund”)

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 6, 2012
to the Statutory Prospectus for Class A, C and R Shares of Allianz Funds Multi-Strategy Trust,
to the Statutory Prospectus for Institutional Class, Administrative Class, Class P and D Shares of Allianz
Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz Global Investors Solutions 2050 Fund (the “Fund”)

Effective December 19, 2011, the Fund’s benchmark was changed to the Dow Jones Real Return 2050. The Fund’s Statutory Prospectuses are hereby amended to include the information set forth below:

The most recent return information for the Fund’s Class A shares for the year ended December 31, 2011 was -5.38%.

The most recent return information for the Fund’s Institutional Class shares for the year ended December 31, 2011 was -5.05%.

The 1 year and since inception (12/29/08) returns for the Dow Jones Real Return 2050 Index for the period ending December 31, 2010 were 16.15% and 25.00%, respectively.

The Dow Jones Real Return 2050 Index incepted on 12/31/2009. Accordingly, Dow Jones Real Return 40+ Index performance is used for periods prior to 12/31/2009.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
Allianz Global Investors Solutions 2050 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2050 Fund (the “Fund”)
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 6, 2012
to the Statutory Prospectus for Class A, C and R Shares of Allianz Funds Multi-Strategy Trust,
to the Statutory Prospectus for Institutional Class, Administrative Class, Class P and D Shares of Allianz
Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz Global Investors Solutions 2050 Fund (the “Fund”)

Effective December 19, 2011, the Fund’s benchmark was changed to the Dow Jones Real Return 2050. The Fund’s Statutory Prospectuses are hereby amended to include the information set forth below:

The most recent return information for the Fund’s Class A shares for the year ended December 31, 2011 was -5.38%.

The most recent return information for the Fund’s Institutional Class shares for the year ended December 31, 2011 was -5.05%.

The 1 year and since inception (12/29/08) returns for the Dow Jones Real Return 2050 Index for the period ending December 31, 2010 were 16.15% and 25.00%, respectively.

The Dow Jones Real Return 2050 Index incepted on 12/31/2009. Accordingly, Dow Jones Real Return 40+ Index performance is used for periods prior to 12/31/2009.

Allianz Global Investors Solutions 2050 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNAX
Allianz Global Investors Solutions 2050 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNCX
Allianz Global Investors Solutions 2050 Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNRX

Allianz Global Investors Solutions 2050 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions 2050 Fund (the “Fund”)

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 6, 2012
to the Statutory Prospectus for Class A, C and R Shares of Allianz Funds Multi-Strategy Trust,
to the Statutory Prospectus for Institutional Class, Administrative Class, Class P and D Shares of Allianz
Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz Global Investors Solutions 2050 Fund (the “Fund”)

Effective December 19, 2011, the Fund’s benchmark was changed to the Dow Jones Real Return 2050. The Fund’s Statutory Prospectuses are hereby amended to include the information set forth below:

The most recent return information for the Fund’s Class A shares for the year ended December 31, 2011 was -5.38%.

The most recent return information for the Fund’s Institutional Class shares for the year ended December 31, 2011 was -5.05%.

The 1 year and since inception (12/29/08) returns for the Dow Jones Real Return 2050 Index for the period ending December 31, 2010 were 16.15% and 25.00%, respectively.

The Dow Jones Real Return 2050 Index incepted on 12/31/2009. Accordingly, Dow Jones Real Return 40+ Index performance is used for periods prior to 12/31/2009.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
Allianz Global Investors Solutions 2050 Fund (Second Summary Prospectus) | Allianz Global Investors Solutions 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz Global Investors Solutions 2050 Fund (the “Fund”)
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 6, 2012
to the Statutory Prospectus for Class A, C and R Shares of Allianz Funds Multi-Strategy Trust,
to the Statutory Prospectus for Institutional Class, Administrative Class, Class P and D Shares of Allianz
Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz Global Investors Solutions 2050 Fund (the “Fund”)

Effective December 19, 2011, the Fund’s benchmark was changed to the Dow Jones Real Return 2050. The Fund’s Statutory Prospectuses are hereby amended to include the information set forth below:

The most recent return information for the Fund’s Class A shares for the year ended December 31, 2011 was -5.38%.

The most recent return information for the Fund’s Institutional Class shares for the year ended December 31, 2011 was -5.05%.

The 1 year and since inception (12/29/08) returns for the Dow Jones Real Return 2050 Index for the period ending December 31, 2010 were 16.15% and 25.00%, respectively.

The Dow Jones Real Return 2050 Index incepted on 12/31/2009. Accordingly, Dow Jones Real Return 40+ Index performance is used for periods prior to 12/31/2009.

Allianz Global Investors Solutions 2050 Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNDX
Allianz Global Investors Solutions 2050 Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNPX
Allianz Global Investors Solutions 2050 Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASNIX
Allianz Global Investors Solutions 2050 Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANAMX